Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	Globis NV Merger Corp.
Entity Central Index Key	0001903870
Entity Primary SIC Number	6770
Entity Tax Identification Number	85-2703418
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7100 W. Camino Real
Entity Address, Address Line Two	Suite 302-48
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	212
Local Phone Number	847-3248
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7100 W. Camino Real
Entity Address, Address Line Two	Suite 302-48
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	212
Local Phone Number	847-3248